Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

	September 30, 2025	September 30, 2024
Stock price	$14-5,990	$146 - 305
Exercise price	$15-5,990	$146 - 2,500
Expected volatility	110.95%	61.00 - 62.12%
Expected term (in years)	10	5.61 - 6.08
Risk-free interest rate	4.45%	4.20 - 4.45%

The following table summarizes assumptions used to compute the fair value of options granted:

	December 31, 2024	December 31, 2023
Stock price	$150.00 - 2,930.00	$4,190.00 - 5,990.00
Exercise price	$58.50 - 2,500.00	$4,190.00 - 5,990.00
Expected volatility	61.00 - 69.57%	80.00 - 110.95%
Expected term (in years)	5.61 - 6.08	5.00 - 6.08
Risk-free interest rate	3.71 - 4.45%	3.46 - 4.31%

Summary of Stock Option Activity

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2024	2,566	$1,618.30	8.52	$—
Granted	10,086	210.45	9.12	—
Expired	(17)	176.44	—	—
Forfeited	(43)	292.63	—	—
Outstanding at September 30, 2025	12,592	$347.85	8.89	—
Exercisable at September 30, 2025	1,312	$1,668.77	6.82	$—

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2022	635	$1,052.40	7.95	$108,253
Granted	1,738	4,964.90
Exercised	(36)	1,094.60		4,480
Expired	(13)	5,990.00
Forfeited	(823)	5,785.60
Outstanding at December 31, 2023	1,501	$2,914.40	8.29	$109,821
Granted	2,845	1,433.40
Exercised	—	—
Expired	(200)	3,092.40
Forfeited	(1,580)	2,345.70
Outstanding at December 31, 2024	2,566	$1,618.30	8.52	$—
Exercisable at December 31, 2024	656	$1,596.50	6.37	$—

Summary of Activity with Respect Status of, RSUs

A summary of the activity with respect to, and status of, RSUs during the nine months ended September 30, 2025 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	34,078	$17.40
Granted	520,529	7.03
Exercised	(125,427)	11.91
Forfeited	(14,751)	8.49
Outstanding at September 30, 2025	414,429	$7.45

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2024 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	42,504	26.50
Exercised	(8,179)	58.60
Forfeited	(247)	218.40
Outstanding at December 31, 2024	34,078	$17.40